UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07080

Name of Fund:  BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Michigan Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 138.3%

Michigan — 138.3%
Corporate — 3.9%
County of Monroe Michigan EDC, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 09/01/22	$14,500	$17,118,990

County/City/Special District/School District — 27.5%
Anchor Bay School District, GO, Refunding (Q-SBLF):
4.38%, 05/01/27	1,600	1,686,592
4.50%, 05/01/29	1,505	1,587,835
Battle Creek School District Michigan, GO, Refunding (Q-SBLF):
5.00%, 05/01/35	1,100	1,231,318
5.00%, 05/01/36	1,500	1,674,600
5.00%, 05/01/37	1,170	1,305,322
Berkley School District, GO, School Building & Site (Q-SBLF), 5.00%, 05/01/35	2,965	3,273,745
Byron Center Public Schools, GO, School Building & Site, Series I (Q-SBLF):
5.00%, 05/01/43	1,580	1,756,423
5.00%, 05/01/47	3,635	4,029,070
Columbia Michigan School District, GO, Unlimited Tax, School Building & Site (Q-SBLF), 5.00%, 05/01/38	5,185	5,690,382
Comstock Park Michigan Public Schools, GO, School Building & Site, Series B (Q-SBLF)(a):
5.50%, 05/01/21	1,200	1,318,656
5.50%, 05/01/21	2,185	2,401,053
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 05/01/19	1,000	1,015,420
Country of Saginaw Michigan, GO, 4.00%, 11/01/42	2,000	2,049,300
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 05/01/39	5,300	5,471,031
Dearborn School District, GO, School Building & Site, Series A (Q-SBLF):
5.00%, 05/01/32	1,500	1,672,725
5.00%, 05/01/33	1,600	1,777,328
5.00%, 05/01/34	1,200	1,329,132
Dexter Community Schools, GO, Refunding School Building & Site (Q-SBLF), 4.00%, 05/01/31	1,540	1,635,649
Dowagiac Union School District, GO, (Q-SBLF), 5.00%, 05/01/41	1,140	1,264,260

Security	Par (000)	Value
County/City/Special District/School District (continued)
East Lansing School District, GO, School Building & Site, Series I (Q-SBLF):
5.00%, 05/01/34	$600	$676,854
5.00%, 05/01/35	700	787,346
5.00%, 05/01/36	550	616,814
5.00%, 05/01/37	550	616,363
5.00%, 05/01/39	740	826,254
5.00%, 05/01/42	1,000	1,112,470
Farmington Public School District, GO, Refunding, School Building & Site (AGM):
5.00%, 05/01/33	1,500	1,670,055
5.00%, 05/01/34	1,500	1,666,080
5.00%, 05/01/35	1,000	1,110,060
Flint EDC, RB, Michigan Department of Human Services Office Building Project, 5.25%, 10/01/41	4,950	5,396,045
Fraser Public School District, Refunding, GO, School Building & Site (Q-SBLF):
5.00%, 05/01/38	750	841,110
5.00%, 05/01/43	2,000	2,223,320
5.00%, 05/01/47	3,225	3,574,622
Gibraltar School District, GO, (Q-SBLF):
5.00%, 05/01/35	1,000	1,139,190
5.00%, 05/01/36	750	853,710
Goodrich Area School District, GO, School Building & Site (Q-SBLF):
5.50%, 05/01/21(a)	1,540	1,689,919
5.50%, 05/01/36	460	501,837
Goodrich Area School District Michigan, GO, School Building & Site (Q-SBLF):
5.50%, 05/01/21(a)	2,575	2,829,616
5.50%, 05/01/32	1,000	1,096,430
Grand Rapids Public Schools, GO, Refunding Unlimited Tax (AGM), 5.00%, 05/01/29	1,000	1,159,250
Grandville Public Schools, GO, School Building & Site, Series II (AGM), 5.00%, 05/01/40	3,250	3,522,968
Hudsonville Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 05/01/21(a)	6,750	7,378,897
Hudsonville Public Schools, GO, Refunding Unlimited Tax (Q-SBLF):
5.00%, 05/01/38	1,835	2,060,944
5.00%, 05/01/40	2,450	2,741,575
Kentwood Public Schools, GO, School Building & Site:
5.00%, 05/01/41	1,120	1,238,776

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
Kentwood Public Schools, GO, School Building & Site (continued):
5.00%, 05/01/44	$1,815	$2,003,488
Livonia Public Schools School District Michigan, GO, Series I (AGM), 5.00%, 05/01/43	5,000	5,485,200
Mattawan Consolidated School District, GO, Series I (Q-SBLF), 5.00%, 05/01/39	3,375	3,684,589
Portage Public Schools, GO, Refunding School Building & Site:
5.00%, 11/01/34	1,000	1,125,370
5.00%, 11/01/36	1,000	1,116,400
5.00%, 11/01/37	1,250	1,394,575
5.00%, 11/01/35	1,340	1,501,979
Romeo Community School District, GO, Refunding School Building & Site, Series 1 (Q-SBLF), 5.00%, 05/01/41	2,250	2,495,250
Troy School District, GO, School Building & Site (Q-SBLF), 5.00%, 05/01/28	2,000	2,253,140
Walled Lake Consolidated School District, GO, School Building & Site (Q-SBLF):
5.00%, 05/01/37	2,850	3,146,001
5.00%, 05/01/40	2,630	2,898,944
5.00%, 05/01/43	1,530	1,682,388
Zeeland Public Schools, GO, School Building & Site, Series A (AGM):
5.00%, 05/01/33	1,000	1,113,370
5.00%, 05/01/34	1,000	1,110,720
5.00%, 05/01/35	1,000	1,110,060

		121,621,820
Education — 23.4%
City of Grand Rapids Michigan, EDC, RB, Ferris State University Project, Series A, 5.50%, 10/01/35	760	816,217
Eastern Michigan University, Refunding RB, Series A (BAM), 5.00%, 03/01/36	500	560,965
Ferris State University, Refunding RB:
5.00%, 10/01/41	2,250	2,507,963
General (AGM), 4.50%, 10/01/24	1,595	1,611,652
General (AGM), 4.50%, 10/01/25	1,405	1,419,907

Security	Par (000)	Value
Education (continued)
Michigan Finance Authority, Refunding RB:
College for Creative Studies, 4.00%, 12/01/33	$1,720	$1,669,415
College for Creative Studies, 5.00%, 12/01/36	1,550	1,659,306
College for Creative Studies, 5.00%, 12/01/40	2,900	3,028,789
College for Creative Studies, 5.00%, 12/01/45	4,400	4,572,128
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/29	5,900	6,026,673
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/30	2,850	2,906,430
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/31	3,150	3,204,495
Michigan State University, Refunding RB, General, Series C:
5.00%, 02/15/40	8,470	8,844,882
5.00%, 02/15/44	1,000	1,045,160
Michigan Technological University, RB, General, Series A, 5.00%, 10/01/45	1,800	1,994,742
Oakland University, RB:
5.00%, 03/01/41	3,635	4,026,453
General, 5.00%, 03/01/32	400	432,344
General, Series A, 5.00%, 03/01/38	5,490	5,969,826
General, Series A, 5.00%, 03/01/43	16,845	18,285,584
University of Michigan, RB, Series A, 5.00%, 04/01/39	3,425	3,874,840
Wayne State University, GRB, Series A, 5.00%, 11/15/43	6,030	6,815,528
Wayne State University, RB, General, Series A, 5.00%, 11/15/40	3,000	3,321,660
West Bloomfield School District, GO, School Building & Site (AGM), 5.00%, 05/01/35	1,800	2,036,538
Western Michigan University, Refunding RB, General, University and College Improvements:
5.25%, 11/15/40	3,500	3,859,975
5.25%, 11/15/43	8,475	9,519,035
(AGM), 5.25%, 11/15/33	1,000	1,125,920
(AGM), 5.00%, 11/15/39	1,750	1,938,580

		103,075,007
Health — 34.2%
Grand Traverse County Hospital Finance Authority, RB, Series A:
5.00%, 07/01/44	4,230	4,530,415

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
Grand Traverse County Hospital Finance Authority, RB, Series A (continued):
5.00%, 07/01/47	$2,200	$2,353,736
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM):
5.25%, 05/15/20(a)	4,140	4,400,282
5.25%, 05/15/36	3,360	3,517,013
Kent Hospital Finance Authority Michigan, Refunding RB, Spectrum Health, Series A, 5.00%, 11/15/29	7,500	8,064,825
Michigan Finance Authority, RB:
Beaumont Health Credit Group, 4.00%, 11/01/46	1,025	1,019,813
Sparrow Obligated Group, 5.00%, 11/15/36	2,500	2,717,175
Sparrow Obligated Group, 5.00%, 11/15/45	3,750	4,076,137
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/37	3,000	3,327,210
Henry Ford Health System, 3.25%, 11/15/42	1,145	984,139
Henry Ford Health System, 4.00%, 11/15/46	8,500	8,442,625
Hospital, McLaren Health Care, 5.00%, 05/15/32	1,000	1,121,960
Hospital, McLaren Health Care, 5.00%, 05/15/33	2,000	2,237,200
Hospital, McLaren Health Care, 5.00%, 05/15/34	5,000	5,566,300
Hospital, McLaren Health Care, 5.00%, 05/15/34	1,500	1,669,890
Hospital, McLaren Health Care, 5.00%, 05/15/35	4,945	5,495,181
Hospital; Trinity Health Credit Group, 5.00%, 12/01/39	4,980	5,391,348
MidMichigan Health, 5.00%, 06/01/39	1,500	1,645,470
Trinity Health Corp., Series 2016, 4.00%, 12/01/40	5,000	5,071,500
Trinity Health Credit Group, 5.00%, 12/01/21(a)	20	21,925
Trinity Health Credit Group, 5.00%, 12/01/31	5,000	5,464,950
Trinity Health Credit Group, 5.00%, 12/01/35	6,500	7,050,810

Security	Par (000)	Value
Health (continued)
Michigan State Hospital Finance Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/25	$6,000	$6,274,620
Michigan State Hospital Finance Authority, Refunding RB:
Ascension Senior Credit Group, 5.00%, 11/15/47	2,750	3,104,007
Henry Ford Health System, 5.75%, 11/15/19(a)	3,165	3,345,626
Hospital, Oakwood Obligated Group, 5.00%, 11/01/32	4,000	4,351,800
McLaren Health Care, Series A, 5.75%, 05/15/18(a)	4,000	4,005,760
McLaren Health Care, Series A, 5.00%, 06/01/35	2,250	2,416,185
Trinity Health, 6.50%, 12/01/18(a)	425	436,500
Trinity Health, 6.50%, 12/01/33	80	82,194
Trinity Health Credit Group, 6.50%, 12/01/18(a)	1,895	1,946,279
Trinity Health Credit Group, Series A, 6.13%, 12/01/18(a)	940	963,688
Trinity Health Credit Group, Series A, 6.25%, 12/01/18(a)	1,500	1,538,880
Trinity Health Credit Group, Series C, 4.00%, 12/01/32	5,300	5,416,017
Royal Oak Hospital Finance Authority Michigan, Refunding RB:
Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	27,365	29,646,694
William Beaumont Hospital, Series V, 8.25%, 09/01/18(a)	2,000	2,042,360
Series W, 6.00%, 08/01/19(a)	1,500	1,573,875

		151,314,389
Housing — 5.3%
Michigan State HDA, RB:
M/F Housing, Rental Housing Revenue, Series A, 4.45%, 10/01/34	1,000	1,034,750
M/F Housing, Rental Housing Revenue, Series A, 4.63%, 10/01/39	3,490	3,595,747
M/F Housing, Rental Housing Revenue, Series A, 4.75%, 10/01/44	5,000	5,152,150
M/F Housing, Rental Housing Revenue, Series A, 4.30%, 10/01/40	3,320	3,387,064
S/F Housing, Series A, 4.75%, 12/01/25	1,645	1,703,398

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Housing (continued)
Michigan State HDA, RB (continued):
Williams Pavilion, AMT (Ginnie Mae), 4.75%, 04/20/37	$3,240	$3,242,300
Michigan State HDA, Refunding RB, M/F Housing, Series A, 6.05%, 10/01/41	4,875	5,184,611

		23,300,020
State — 17.2%
Michigan Finance Authority, Refunding RB, Detroit Regional Convention Facility Authority Local Project Bonds, 5.00%, 10/01/39	5,400	5,819,742
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 04/15/35	4,000	4,539,000
Michigan State Finance Authority, RB, Local Government Loan Program, Series F, 5.00%, 04/01/31	1,000	1,075,180
Michigan Strategic Fund, RB, Michigan Senate Offices Project, Series A, 5.25%, 10/15/40	3,000	3,292,230
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	7,000	7,693,770
State of Michigan, COP, (AMBAC), 0.00%, 06/01/22(b)(c)	3,000	2,729,400
State of Michigan Building Authority, RB, Local Government Loan Program, Series F, 5.25%, 10/01/41	8,595	9,287,499
State of Michigan Building Authority, Refunding RB:
Facilities Program, Series I, 6.25%, 10/15/18(a)	3,780	3,854,428
Facilities Program, Series I, 6.25%, 10/15/18(a)	2,260	2,304,500
Facilities Program, Series I, 6.25%, 10/15/38	210	214,114
Facilities Program, Series I (AGC), 5.25%, 10/15/24	6,000	6,281,340
Facilities Program, Series I (AGC), 5.25%, 10/15/25	3,500	3,663,590
Facilities Program, Series I (AGC), 5.25%, 10/15/26	1,000	1,046,300
Facilities Program, Series I-A, 5.50%, 10/15/45	2,000	2,195,880
Facilities Program, Series II (AGM), 5.00%, 10/15/26	7,500	7,815,000
Series I, 5.00%, 04/15/41	4,750	5,300,525
State of Michigan Trunk Line Fund, RB:
5.00%, 11/15/33	3,000	3,253,350

Security	Par (000)	Value
State (continued)
State of Michigan Trunk Line Fund, RB (continued):
5.00%, 11/15/36	$5,345	$5,771,905

		76,137,753
Transportation — 10.0%
Wayne County Airport Authority, RB:
Detroit Metropolitan Wayne County Airport, AMT (NPFGC), 5.00%, 12/01/39	1,475	1,591,407
Series B, AMT, 5.00%, 12/01/42	1,000	1,098,110
Series B, AMT, 5.00%, 12/01/47	1,250	1,367,375
Series D, 5.00%, 12/01/35	3,850	4,269,342
Series D, 5.00%, 12/01/45	5,000	5,485,000
Wayne County Airport Authority, Refunding RB, AMT:
(AGC), 5.75%, 12/01/25	4,000	4,088,640
(AGC), 5.75%, 12/01/26	4,060	4,149,970
(AGC), 5.38%, 12/01/32	13,000	13,225,940
Series F, 5.00%, 12/01/34	8,000	8,792,720

		44,068,504
Utilities — 16.8%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	2,655	2,838,753
City of Detroit Michigan Water Supply System Revenue, RB, Series A:
Senior Lien, 5.25%, 07/01/41	4,325	4,643,536
(NPFGC), 5.00%, 07/01/34	10	10,023
City of Grand Rapids Michigan Sanitary Sewer System, Refunding RB, Series A (NPFGC), 5.50%, 01/01/22	1,050	1,130,745
City of Holland Michigan Electric Utility System, RB, Series A, 5.00%, 07/01/39	10,000	10,765,100
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A:
5.00%, 07/01/27	3,180	3,437,421
5.00%, 07/01/31	6,830	7,363,355
5.00%, 07/01/37	3,335	3,563,914
5.50%, 07/01/41	5,000	5,472,550
City of Port Huron Michigan, RB, Water Supply System:
5.25%, 10/01/31	500	542,495
5.63%, 10/01/40	1,500	1,655,550

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
Great Lakes Water Authority Water Supply System Revenue, RB, Second Lien, Series B, 5.00%, 07/01/46	$10,000	$10,908,300
Karegnondi Water Authority, Refunding RB:
5.00%, 11/01/41	2,750	3,017,932
5.00%, 11/01/45	3,000	3,282,270
Michigan Finance Authority, Refunding RB:
Government Loan Program, 5.00%, 07/01/34	2,000	2,197,860
Government Loan Program, 5.00%, 07/01/35	750	822,698
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 07/01/31	1,000	1,109,970
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 07/01/32	5,250	5,808,651
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 07/01/33	3,000	3,310,380
Michigan Municipal Bond Authority, RB, State Clean Water Revolving Fund, Pooled Project, 5.00%, 10/01/20(a)	2,000	2,140,680

		74,022,184

Total Municipal Bonds — 138.3% (Cost — $586,861,160)		610,658,666

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

Michigan — 25.2%
Education — 14.4%
Michigan State University, Refunding RB, General, Series A, 5.00%, 08/15/38	10,000	11,056,350
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 07/01/18(a)	10,000	10,052,350
University of Michigan, Refunding RB, 5.00%, 04/01/46	10,000	11,331,600
Wayne State University, RB, General, Series A, 5.00%, 11/15/40	10,000	11,065,900
Wayne State University, Refunding RB, General (AGM)(a):
5.00%, 11/15/18	8,880	9,032,210

Security	Par (000)	Value
Education (continued)
Wayne State University, Refunding RB, General (AGM) (continued) 5.00%, 11/15/18	$11,120	$11,310,605

		63,849,015
Health — 7.5%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	10,002	10,915,010
Michigan Finance Authority, Refunding RB:
Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	190	205,559
Trinity Health Corp., Series 2016, 5.00%, 12/01/45	19,735	21,847,451

		32,968,020
State — 3.3%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	5,150	5,715,315
Michigan State Finance Authority, Refunding RB, Student Loan, AMT, Series A, 4.00%, 11/01/28	8,750	8,956,061

		14,671,376

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.2% (Cost — $110,247,045)		111,488,411

Total Long-Term Investments — 163.5% (Cost — $697,108,205)		722,147,077

	Shares
Short-Term Securities — 0.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.48%(e)(f)	2,291,334	2,291,334

Total Short-Term Securities — 0.5% (Cost — $2,291,334)		2,291,334

Total Investments — 164.0% (Cost — $699,399,539)		724,438,411
Other Assets Less Liabilities — 2.0%		9,012,731
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.6)%		(60,275,105)
VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (52.4)%		(231,473,301)

Net Assets Applicable to Common Shares — 100.0%		$441,702,736

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

(b)	Zero-coupon bond.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)	Annualized 7-day yield as of period end.
(f)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,666,675	(2,375,341)	2,291,334	$2,291,334	$21,114	$1,519	$(975)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	68	06/20/18	$8,135	$61,989
Long U.S. Treasury Bond	80	06/20/18	11,508	20,152
5-Year U.S. Treasury Note	37	06/29/18	4,200	20,185

				$102,326

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual Assurance Co.

COP — Certificates of Participation

EDC — Economic Development Corp.

GO — General Obligation Bonds

HDA — Housing Development Authority

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

S/F — Single-Family

6

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$722,147,077	$—	$722,147,077
Short-Term Securities	2,291,334	—	—	2,291,334

	$2,291,334	$722,147,077	$—	$724,438,411

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$102,326	$—	$—	$102,326

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

7

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(60,002,056)	$—	$(60,002,056)
VRDP Shares at Liquidation Value	—	(231,900,000)	—	(231,900,000)

	$—	$(291,902,056)	$—	$(291,902,056)

During the period ended April 30, 2018, there were no transfers between levels.

8

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: June 18, 2018